Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of September 30, 2023 and December 31, 2022, inventories consisted of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Raw materials	$15,706	$8,900
Finished goods	1,591,454	1,329,577
Total	$1,607,160	$1,338,477

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of December 31, 2022 and December 31, 2021, inventories consisted of the following:

	December 31, 2022	December 31, 2021

Raw materials	$8,900	$29,246
Finished goods, net	1,329,577	449,432
Total	1,338,477	478,678